S000036785 [Member] Performance Management - Variable Portfolio - Managed Volatility Moderate Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one additional measure of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class 2 shares for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one additional measure of performance for markets in which the Fund may invest.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns shown do not reflect any fees and expenses imposed under your Contract and would be lower if they did.
Bar Chart [Heading]	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 10.37% Worst 2nd Quarter 2022 -10.65%
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Availability Website Address [Text]	columbiathreadneedleus.com
Performance Availability Phone [Text]	800.345.6611
Variable Portfolio - Managed Volatility Moderate Growth Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	10.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(10.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022